[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

June 6, 2025

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Crescent Capital BDC, Inc..
Form N-2 Filing

Ladies & Gentlemen:

On behalf of Crescent Capital BDC, Inc. (the “Company”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Pre-Effective Amendment (the “Amendment”) to the Registration Statement on Form N-2 (File No. 333-281876) (the “Registration Statement”). The Registration Statement relates to the offering of the Company’s common shares, including pursuant to rights to subscribe for the Company’s common shares; preferred shares, including pursuant to rights to subscribe for the Company’s preferred shares; debt securities; warrants representing rights to purchase the Company’s common shares, preferred shares or debt securities; and units comprised of any combination of the foregoing, on a delayed or continuous basis in reliance on Rule 415 under the Securities Act.

The Amendment is being filed pursuant to General Instruction A.2. of Form N-2. The Registration Statement is being filed as a replacement shelf registration statement to the Fund’s current registration statement (File No. 333-255478) in accordance with Rule 415 under the Securities Act.

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If you have any questions or require any further information with respect to this Registration Statement, or any other matter relating to the Company, please do not hesitate to contact me at (312) 407-0641.

Sincerely,

/s/ Kevin T. Hardy
Kevin T. Hardy